Condensed Consolidated Interim Statements of Comprehensive Loss (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Profit or loss [abstract]
Sales of goods	$ 1,901,585	$ 1,387,350	$ 3,443,396	$ 2,625,298
Provision of services	213,670	345,640	219,574	437,273
TOTAL REVENUE	2,115,255	1,732,990	3,662,970	3,062,571
COST OF SALES	(1,610,663)	(1,271,317)	(2,848,291)	(2,320,886)
GROSS PROFIT	504,592	461,673	814,679	741,685
OPERATING EXPENSES
Amortization	2,257	2,821	4,514	5,643
Depreciation	73,048	141,559	148,464	284,681
Director fees	139,187	91,463	271,838	243,900
Insurance	155,252	355,705	311,001	719,980
Office and miscellaneous	1,158,504	606,512	1,879,161	1,003,253
Professional fees	293,505	597,396	606,062	880,134
Research and development	125,813	191,068	287,698	312,459
Share-based payments	375,452	305,147	664,334	504,054
Travel	180,035	76,911	305,042	116,931
Employee and management expenses	2,471,263	2,027,341	4,407,235	3,855,822
Total operating expenses	(4,974,316)	(4,395,923)	(8,885,349)	(7,926,857)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	(180,318)	(2,604,394)	(22,489)	(786,825)
Finance and other gain	10,464	41,980	44,494	46,805
Foreign exchange gain (loss)	(87,168)	7,823	(104,408)	74,560
Gain (loss) on disposal of assets	(304)	(19,226)	(304)	24,302
Gain (loss) on recovery (impairment) of notes receivable	8,233	4,110	34,185	10,861
Other income (expense)	(43,344)	(587,592)	(67,794)	(1,139,888)
Total Other operating income	(292,437)	(3,157,299)	(116,316)	(1,770,185)
NET INCOME (LOSS)	(4,762,161)	(7,091,549)	(8,186,986)	(8,955,357)
Items that may be reclassified to profit or loss
Foreign exchange translation	5,415	(7,459)	(10,645)	(17,021)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVOCI	7,112	1,370	14,285	(9,676)
COMPREHENSIVE INCOME (LOSS)	$ (4,749,634)	$ (7,097,638)	$ (8,183,346)	$ (8,982,054)
Net Loss per share - Basic	$ (0.61)	$ (2.51)	$ (1.23)	$ (3.57)
Net Loss per share - Diluted	$ (0.61)	$ (2.51)	$ (1.23)	$ (3.57)
Weighted average number of common shares outstanding - Basic	7,861,691	2,826,194	6,651,466	2,511,772
Weighted average number of common shares outstanding - Diluted	7,861,691	2,826,194	6,651,466	2,511,772